Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE CO
SEPARATE ACCOUNT 11
333-72042    HV-5244 - PremierSolutions Standard (Series II)
 _____________________________
Supplement dated February 16, 2024 to your Prospectus dated May 1, 2023
This Supplement dated February 16, 2024 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Subadviser for the MassMutual Short-Duration Bond Fund - Class R4 in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 is changed as expressed in the updated Appendix A - Underlying Funds table below in this Supplement.
Also effective immediately, the Current Expenses for the funds below shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
American Funds Capital World Growth and Income FundSM - Class R3	MassMutual International Equity Fund - Class R4
Ariel Appreciation Fund - Investor Class	MassMutual Main Street Fund - Class R4
Ariel Fund - Investor Class	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4
Artisan Mid Cap Value Fund - Investor Class	MassMutual Short-Duration Bond Fund - Class R4
Baron Small Cap Fund - Retail Shares	MFS® International New Discovery Fund - Class A
MassMutual Disciplined Growth Fund - Class R4	Oakmark Equity and Income Fund - Investor Class
MassMutual Global Fund - Class R4	Timothy Plan Large/Mid-Cap Value Fund - Class A
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Global Large-Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-17.55%	3.93%	7.25%
US Fund Mid-Cap Value	Ariel Appreciation Fund - Investor Class Adviser: Ariel Investments, LLC Subadviser: N/A	1.13%	-12.43%	4.87%	9.32%
US Fund Mid-Cap Value	Ariel Fund - Investor Class Adviser: Ariel Investments, LLC Subadviser: N/A	0.99%	-18.82%	4.62%	9.96%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Mid-Cap Value	Artisan Mid Cap Value Fund - Investor Class Adviser: Artisan Partners Limited Partnership Subadviser: N/A	1.22%	-13.21%	4.30%	7.75%
US Fund Small Growth	Baron Small Cap Fund - Retail Shares Adviser: BAMCO Inc Subadviser: N/A	1.31%	-31.22%	6.79%	9.93%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.08%	-32.02%	7.59%	11.92%
US Fund Global Large-Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.37%	-32.35%	2.24%	7.25%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP	1.50%	-10.45%	2.24%	5.05%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.34%	-20.75%	6.79%	10.35%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.36%	4.76%	6.72%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC	0.91%	-9.90%	-0.29%	0.55%
US Fund Foreign Small/Mid Growth	MFS® International New Discovery Fund - Class A* (Closed to Contracts issued on or about 9/1/2016) Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.31%	-23.48%	-0.78%	4.21%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.86%	-12.92%	4.70%	7.31%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid-Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	-11.77%	8.00%	10.35%
* This Fund’s Current Expenses reflect a temporary fee reduction.

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-90-HV5244